[GRAPHIC]


FTI Funds
Prospectus
March 31, 1999

Not part of the Prospectus
FTI Funds
Table of Contents

Summary of Fund Goals, Strategies, Performance             2
 and Risk
Fees and Expenses of the Funds                            10
Investment Strategies for the Funds                       19
Investment Securities and Techniques Used by the Funds    23
Principal Investment Risks of the Funds                   31
What Shares Cost                                          36
Share Purchases                                           37
How the Funds Are Distributed/Sold                        38
Redemptions and Exchanges                                 39
Account and Share Information                             42
Management of FTI Funds                                   44
Financial Information                                     48


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Prospectus

March 31, 1999

Revised April 19, 1999

Summary of Fund Goals, Strategies, Performance and Risk

FTI Funds offer investment opportunities to a wide range of investors.

Mutual Fund--

A registered investment company that offers an affordable, diversified and professionally managed way for people to invest in the financial marketplace. A mutual fund pools the money of its shareholders to invest in a "mix" of securities, called a portfolio, that pursues a specific objective. The money earned from the portfolio of investments is distributed back to shareholders as dividends, or, if any securities are sold at a profit, as capital gains. Shareholders can reinvest their earnings to purchase additional shares of the fund, or receive their earnings in cash.


FTI Municipal Bond Fund
(Municipal Bond Fund)
Goal:  The Fund's goal is total return with emphasis on income.

Strategy: To seek its goal, the Fund invests in high quality municipal securities of intermediate duration and fixed income securities so that at least 80% of its annual interest income is exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The Fund may invest in obligations subject to alternative minimum tax without limit. Under normal market conditions, at least 80% of the Fund's assets are invested in investment grade securities or unrated securities deemed by the Adviser to be of comparable quality to investment grade securities. No more than 20% of the assets may be invested in securities rated as low as B. In selecting securities for the Fund, the Adviser assesses the impact of anticipated interest rates and market risks. The Adviser actively allocates securities among market sectors.


FTI Bond Fund
(Bond Fund)
Goal:  The Fund's goal is total return with emphasis on income.

Strategy: To seek its goal, the Fund invests in fixed income securities so that, under normal market conditions, at least 80% of its assets are invested in investment grade securities or unrated securities deemed by the Adviser to be of comparable quality to investment grade securities. In selecting securities for the Fund, the Adviser evaluates the impact of economic and political trends and market risks. Up to 30% of the assets may be invested in securities of foreign issuers, provided that the securities are denominated in U.S. dollars. In order to control risks, the Adviser manages domestic bond and foreign markets as distinct asset classes. The securities in which the Fund invests may be of any maturity, but under normal market conditions the Fund's duration is within one and a half years of the Lehman Brothers Aggregate Bond Index which is currently about four and one half years.


FTI Large Capitalization Growth Fund

(Large Capitalization Growth Fund)

Goal:  The Fund's goal is long-term growth of principal.

Strategy: To seek its goal, the Fund invests in equity securities of companies with market capitalizations in excess of $5 billion at the time of purchase, that the Adviser believes are of above-average financial quality and offer the prospect for above-average growth of earnings, cash flow, or assets relative to the companies that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500). In selecting securities for the Fund, the Adviser considers earnings growth, relative valuation measures and quality of company management.

Risk--
The chance that the value of an investment could decline or that income from the investment could be different than expected. There are several types of risk that vary according to the type of investment.

FTI Large Capitalization
Growth and Income Fund
(Large Capitalization Growth and Income Fund)

Goal:  The Fund's goal is long-term growth of principal and income.

Strategy: To seek its goal, the Fund invests in dividend-paying equity securities of companies, with market capitalizations in excess of $5 billion at the time of purchase, that the Adviser believes will approximate the dividend yield of the companies which comprise the S&P 500, while attempting to keep taxable capital gains distributions relatively low. In selecting securities for the Fund, the Adviser uses methods very similar to those described above for Large Capitalization Growth Fund. However, for the Fund, the Adviser focuses on a company's securities' dividend paying prospects in an effort to generate income.

A Tax-Sensitive Approach to Investing: In pursuing its goal, the Fund will be managed in an attempt to keep its distributions of capital gains relatively low. For example, it will generally buy securities that it intends to hold for a number of years and avoid short-term trading. In deciding which securities to sell, the Adviser will consider their capital gain or loss situation, and may attempt to offset capital gains by timing its sales of securities that have gone down in value. Also, the Adviser will consider selling any security that has not met growth expectations, in which case the capital gain, if any, would be relatively small. Successful application of this strategy may result in shareholders incurring relatively larger amounts of capital gains when they ultimately sell their shares.


FTI Small Capitalization Equity Fund
(Small Capitalization Equity Fund)

Goal:  The Fund's goal is to provide growth of principal.

Strategy: To seek its goal, the Fund invests in the common stock of companies, with market capitalizations below $1.5 billion at the time of purchase, that the Adviser believes are undervalued in the marketplace or have earnings that might be expected to grow faster than the U.S. economy in general. In selecting securities for the Fund, the Adviser focuses on companies with unique franchise opportunities, and companies that have high barriers of entry to competitors, strong balance sheets and cash flows, and superior management.

FTI International Equity Fund

(International Equity Fund)

Goal:  The Fund's goal is to provide growth of principal.

Strategy: To seek its goal, the Fund invests in the equity and debt obligations of issuers in at least three countries outside the United States so that at least 65% of its assets are invested in securities denominated in foreign currencies and at least 65% of its assets are invested in equity securities. Under normal market conditions, the Adviser invests substantially all of the Fund's assets in equity securities either denominated in foreign currencies or issued by issuers located in at least three countries outside of the United States. In selecting securities for the Fund, the Adviser uses fundamental research and value screening to select underpriced quality growth companies from higher growth regions of the world.

Investment Risks of the Funds

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to mutual funds. For example, a Fund's share price may decline and an investor could lose money, perhaps even your entire investment. Also, there is no assurance that a Fund will achieve its investment objective. You should be aware that the shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. An investment in any one or all of the Funds does not necessarily constitute a balanced investment program for any one investor. Finally, all of the Funds bear the risk of Year 2000 readiness.




Risks Related to                             Municipal  Bond   Large Cap     Large Cap     Small Cap  International
Fixed Income Securities                        Bond             Growth    Growth & Income   Equity
Equity
Bond Market                                     x         x
Credit                                          x         x
Call                                            x         x
Prepayment                                      x         x
Liquidity                                       x         x
Sector                                          x         x
Non-Investment Grade Securities                 x         x
Complicated CMOs                                          x
Currency
Euro
Foreign Investing                               x         x
Emerging Market Countries
Leveraging
Tax Risks                                       x

Risks Related to Equity Securities:
Stock Market                                                    x          x                x        x
Sector                                                          x          x                x        x
Liquidity                                                       x          x                x        x
Investing for Growth                                            x          x                x        x
Investing for Value
Company Size                                                                                x
Currency                                                                                             x
Euro                                                                                                 x
Foreign Investing                                                                                    x
Emerging Market Countries
Leveraging

For an explanation of risks related to equity securities and fixed income securities, see "Principal Investment Risks of the Funds" which begins on page 31.


FTI Small Capitalization Equity Fund

Risk/Return Bar Chart
[Graphic]
The bar chart shows the variability of the Fund's actual total return on a yearly basis. The Fund does not impose a sales charge. Hence, the total return displayed above is based on net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 24.04% (quarter ended December 31, 1998). Its lowest quarterly return was - 21.53% (quarter ended September 30, 1998).

Average Annual Return for the Fund
compared to the Russell 2000 Growth Index.



Calendar Period                       Fund             Russell 2000 Growth Index
1 Year                                 3.03%          1.23%
Since Inception*                      14.27%          8.96%

* The Fund's inception date was December 22, 1995.

The table shows the Fund's average annual total returns compared to the Russell 2000 Growth Index, which includes those Russell 2000 companies with higher than average price-to-book ratios and higher than average forecasted growth values.

While past performance does not necessarily predict future performance, this information provides historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

FTI International Equity Fund

Risk/Return Bar Chart
[Graphic]
The bar chart shows the variability of the Fund's actual total return on a yearly basis. The Fund does not impose a sales charge. Hence, the total return displayed above is based on net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 20.47% (quarter ended March 31, 1998). Its lowest quarterly return was -19.01% (quarter ended September 30, 1998).

Average Annual Return for the Fund, compared to the Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE)



Calendar Period              Fund           MSCI EAFE
1 Year                       12.86%         20.00%
Since Inception*             12.87%          9.00%


* The Fund's inception date was December 22, 1995.

The table shows the Fund's average annual total returns compared to the MSCI EAFE, a market capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. Indices are unmanaged and investments cannot be made in an index.

While past performance does not necessarily predict the future performance, this information provides historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Fees and Expenses of the Funds
FTI Municipal Bond Fund
Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the FTI Municipal Bond Fund.

Shareholder Fees (Fees Paid Directly From Your Investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                                                  None
(as a percentage of original purchase price or redemption proceeds, as
 applicable)                                                                          None

Maximum Sales Charge (Load) None Imposed on Reinvested Dividends (and other
Distributions) (as a percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

Annual Fund Operating Expenses (Before Waiver) (1)
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee (2)                                                                    0.50%
Shareholder Services Fee (3)                                                          0.25%
Distribution (12b-1) Fee (3)                                                          0.75%
Other Expenses (4)                                                                    0.47%
Total Annual Fund Operating Expenses
(before waiver) (5)                                                                   1.97%

1 Although not contractually obligated to do so, the Adviser, Distributor and Shareholder Services provider have agreed to waive certain amounts. These are shown below along with the net expenses the Fund is expected to actually pay for the fiscal year ending November 30, 1999.

   Waiver of Fund Expenses                                                            1.15%
   Total Expected Annual Fund Operating Expenses (after waiver)                       0.82%
2  The Adviser will waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee the Fund is expected to pay (after the voluntary waiver) is 0.35% for the year ending
   November 30, 1999.
3  The Fund has no present intention of paying or accruing the Distribution
   (12b-1) fee or Shareholder Services fee during the fiscal year ending
   November 30, 1999.
4  Other Expenses are based on estimated amounts for the fiscal year ending
   November 30, 1999.
5  As noted above in (2) and (3), certain fees are being voluntarily waived or are not currently being accrued.


Example

This Example is intended to help you compare the cost of investing in FTI Municipal Bond Fund with the cost of investing in other mutual funds.

Management Fee--
This is a basic fee associated with all mutual funds. It is the fee paid by the fund to the investment adviser who makes all the day-to-day investment decisions for the fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year           3 Years
FTI Municipal Bond Fund               $200             $618


FTI Bond Fund

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the FTI Bond Fund.

Shareholder Fees (Fees Paid Directly From Your Investment)
Maximum Sales Charge (Load)                                                                                    None
Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                                                                           None
(as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load)                                                                                    None
Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                             None
Exchange Fee                                                                                                   None


Annual Fund Operating Expenses (Before Waiver) (1)
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee                                                                                                 0.50%
Shareholder Services Fee (2)                                                                                   0.25%
Distribution (12b-1) Fee (2)                                                                                   0.75%
Other Expenses (3)                                                                                             0.48%
Total Annual Fund Operating Expenses
(before waiver) (4)                                                                                            1.98%
---------------------------------------------------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the Distributor and Shareholder Services provider have agreed to waive certain amounts. These are shown below along with the net expenses the Fund is expected to actually pay for the fiscal year ending November 30, 1999.

        Waiver of Fund Expenses 1.00% Total Expected Annual Fund Operating
Expenses (after waiver) 0.98% 2 The Fund has no present intention of paying or accruing the Distribution (12b-
   1) fee or Shareholder Services fee during the fiscal year ending November 30, 1999.
3  Other Expenses are based on estimated amounts for the fiscal year ending
   November 30, 1999.
4 As noted above in (2), certain fees are being voluntarily waived or are not currently being accrued.


Example

This Example is intended to help you compare the cost of investing in FTI Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                             1 Year               3 Years
FTI Bond Fund                $201                 $621


FTI Large Capitalization Growth Fund

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the FTI Large Capitalization Growth Fund.

Shareholder Fees (Fees Paid Directly From Your Investment)
Maximum Sales Charge (Load)                                                                         None
Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                                                                None
(as a percentage of original purchase price
or redemption proceeds, as applicable)
Maximum Sales Charge (Load)                                                                         None
Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                  None
Exchange Fee                                                                                        None
Annual Fund Operating Expenses (Before Waiver) (1)
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee                                                                                      0.75%
Shareholder Services Fee (2)                                                                        0.25%
Distribution (12b-1) Fee (2)                                                                        0.75%
Other Expenses (3)                                                                                  0.61%
Total Annual Fund Operating Expenses
(before waiver) (4)                                                                                 2.36%

1 Although not contractually obligated to do so, the Distributor and Shareholder Services provider have agreed to waive certain amounts. These are shown below along with the net expenses the Fund is expected to actually pay for the fiscal year ending November 30, 1999.

  Waiver of Fund Expenses                                                          1.00%
  Total Expected Annual Fund Operating Expenses (after waiver)                     1.36%
2 The Fund has no present intention of paying or accruing the Distribution (12b-
  1) fee or Shareholder Services fee during the fiscal year ending November 30,
  1999.
3 Other Expenses are based on estimated amounts for the fiscal year ending
  November 30, 1999.

4 As noted above in (2), certain fees are being voluntarily waived or are not currently being accrued.


Example

This Example is intended to help you compare the cost of investing in FTI Large Capitalization Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 Year    3 Years

FTI Large Capitalization Growth Fund     $239      $736

FTI Large Capitalization Growth and Income Fund

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the FTI Large Capitalization Growth & Income Fund


Shareholder Fees (Fees Paid Directly From Your Investment)

Maximum Sales Charge (Load)                                                    None
Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                                           None
(as a percentage of original purchase
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load)                                                    None
Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)             None
Exchange Fee                                                                   None


Annual Fund Operating Expenses (Before Waiver) (1)
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fee                                                        0.75%
Shareholder Services Fee (2)                                          0.25%
Distribution (12b-1) Fee (2)                                          0.75%
Other Expenses (3)                                                    0.33%
Total Annual Fund Operating Expenses
(before waiver) (4)                                                   2.08%

1 Although not contractually obligated to do so, the Distributor and Shareholder Services provider have agreed to waive certain amounts. These are shown below along with the net expenses the Fund is expected to actually pay for the fiscal year ending November 30, 1999.

        Waivers of Fund Expenses 1.00% Total Expected Annual Fund Operating
Expenses (after waiver) 1.08% 2 The Fund has no present intention of paying or accruing the Distribution (12b-
   1) fee or Shareholder Services fee during the fiscal year ending November 30, 1999.
3  Other Expenses are based on estimated amounts for the fiscal year ending
   November 30, 1999.
4 As noted above in (2), certain fees are being voluntarily waived or are not currently being accrued.


Example

This Example is intended to help you compare the cost of investing in FTI Large Capitalization Growth and Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                    1 Year          3 Years
FTI Large Capitalization Growth & Income Fund       $211            $652


FTI Small Capitalization Equity Fund

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the FTI Small Capitalization Equity Fund.

Shareholder Fees (Fees Paid Directly From Your Investment)

Maximum Sales Charge (Load)                                   None
Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                          None
(as a percentage of original purchase
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load)                                   None
Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering
 price)
Redemption Fee (as a percentage of                            None
amount redeemed, if applicable)
Exchange Fee                                                  None
Annual Fund Operating Expenses
(Before Reimbursement and Waiver) (1)
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee                                                1.00%
Shareholder Services Fee (2)                                  0.25%
Distribution (12b-1) Fee (2)                                  0.75%
Other Expenses (3)                                            0.51%
Total Annual Fund Operating Expenses
(before reimbursement and waiver) (4)                         2.51%

1 Although not contractually obligated to do so, the Adviser, Distributor and Shareholder Services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1998.

   Reimbursement and Waiver of Fund Expenses                  1.01%
   Total Actual Annual Fund Operating Expenses
   (after reimbursement and waiver)                           1.50%
2  The Fund did not pay or accrue the Distribution (12b-1) fee or the
   Shareholder Services fee during the fiscal year ended November 30, 1998. The
   Fund has no present intention of paying or accruing the Distribution (12b-1)
   fee or Shareholder Services fee during the fiscal year ending November 30,
   1999.
3  The Adviser voluntarily reimbursed certain operating expenses of the Fund.
   The Adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 0.50%
   for the fiscal year ended November 30, 1998.
4  As noted above in (2), certain fees are being voluntarily waived or are not currently being accrued.


Example


This Example is intended to help you compare the cost of investing in FTI Small Capitalization Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before reimbursements and waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                   1 Year           3 Years        5 Years          10 Years
FTI Small Capitalization Equity Fund               $254             $782           $1,335            $2,846


FTI International Equity Fund

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the FTI International Equity Fund.

Shareholder Fees (Fees Paid Directly From Your Investment)

Maximum Sales Charge (Load)                                 None
Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                        None
(as a percentage of original purchase
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load)                                 None
Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering
 price)
Redemption Fee (as a percentage of amount redeemed, if      None
 applicable)
Exchange Fee                                                None


Annual Fund Operating Expenses
(Before Reimbursement and Waiver) (1)
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fee                                                1.00%
Shareholder Services Fee (2)                                  0.25%
Distribution (12b-1) Fee (2)                                  0.75%
Other Expenses (3)                                            0.49%
Total Annual Fund Operating Expenses
(before reimbursement and waiver) (4)                         2.49%

1 Although not contractually obligated to do so, the Adviser, Distributor and Shareholder Services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1998.

   Reimbursement and Waiver of Fund Expenses                  1.10%
   Total Actual Annual Fund Operating Expenses
   (after reimbursement and waiver)                           1.39%
2  The Fund did not pay or accrue the Distribution (12b-1) fee or the
   Shareholder Services fee during the fiscal year ended November 30, 1998. The
   Fund has no present intention of paying or accruing the Distribution (12b-1)
   fee or Shareholder Services fee during the fiscal year ending November 30,
   1999.
3  The Adviser voluntarily reimbursed certain operating expenses of the Fund.
   The Adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 0.39%
   for the year ended November 30, 1998.

4 As noted above in (2), certain fees are being voluntarily waived or are not currently being accrued.


Example

This Example is intended to help you compare the cost of investing in FTI International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before reimbursements and waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 Year           3 Years          5 Years          10 Years
FTI International Equity Fund                $252             $776             $1,326            $2,826


Investment
Strategies
for the Funds
Municipal Bond Fund

Strategy: The Adviser's strategy is to produce tax-exempt income, seek opportunities for capital appreciation and control risks of capital losses. To seek total return, the Adviser invests primarily in high quality securities of intermediate (5-15 years) duration. To seek capital appreciation, the Adviser uses moderate interest rate anticipation, active sector allocation and disciplined security selection. The Adviser employs a gradual approach when shifting a portfolio's duration with a local market. As confirmations of forecasts are received, the Adviser begins a gradual process of lengthening or shortening duration. The Adviser relies on historical data as well as investment research. The focus of the Adviser's research process is identifying and quantifying the risks inherent in specific bond market sectors and securities within those sectors.

The Municipal Bond Fund generally seeks to provide tax-exempt income, whereas the Bond Fund seeks to generate taxable income.


To enhance after-tax total return, the Adviser may, from time to time, select taxable securities such as U.S. Treasury securities. The Adviser may purchase Treasury securities as a short-term investment while it seeks other buying opportunities, or to capitalize on a market rally. Treasury securities possess superior performance and generally outperform municipal securities in an up market.

The Fund does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its total assets would be invested in the securities of governmental subdivisions located in any one state, territory or possession of the United States.

As noted, the Fund seeks to produce total return, with emphasis on tax exempt income. Total return measures the overall change in the value of an investment in the Fund (assuming reinvestment of dividend and capital gain distributions). Two factors make up total return: income produced by the Fund's investments (at least 80% of which will be exempt from federal regular income tax), and the change in value of the Fund's investments (which will be reflected in changes in the value of the Fund's shares). A positive change in value is called capital appreciation. Capital appreciation of securities the Fund continues to hold is known as "unrealized" appreciation, and is reflected in an increase in the value of the Fund's shares. When the Fund sells such a security, it "realizes" the capital appreciation (or "capital gains"). The Fund must distribute capital gains (which are taxable) to shareholders. When the Fund makes distributions, its share price will decline by the amount of the per share distribution.


Bond Fund

Strategy: The Adviser's strategy is to produce income, seek opportunities for capital appreciation and control risks of capital losses. To seek capital appreciation, the Adviser evaluates economic and political trends to assess the expected distribution of returns. As a general matter, the Fund's investments are expected to produce income in the form of interest payments to the Fund. As investment strategies are implemented, the Adviser's forecasts are continually reviewed to confirm investment views. The Adviser reviews forecast returns to determine preferred markets. The Adviser actively manages sector allocation, duration targets and issue selection.

The average credit quality of the portfolio is a minimum of AA. No more than 20% of the assets may be invested in securities rated as low as B. Under normal market conditions, the Fund's duration is within one and a half years of the Lehman Brothers Aggregate Bond Index which is currently about four and one half years. Lehman Brothers Aggregate Bond Index is comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations.

Large Capitalization Growth Fund

Strategy: Investments are allocated among different industries and companies and these holdings are adjusted based on long-term investment considerations. Under normal market conditions, at least 65% of the total assets of the Fund's portfolio will be invested in the common stock of large capitalization companies, which the Fund defines as those having a market value capitalization in excess of $5 billion. The Fund emphasizes U.S. securities but may also invest up to 10% of its net assets in equity securities of foreign growth companies which meet the criteria applicable to U.S. securities and up to 20% of its net assets in American Depositary Receipts (ADRs). In selecting securities, the Adviser considers earnings growth, relative valuation measures and company management. When analyzing earnings growth, the Adviser looks for strong, sustainable internal growth and a high proportion of recurring revenues. The Adviser also evaluates the quality of an issuer's earnings and the probability of retaining or widening profitability. In analyzing relative valuation, the Adviser performs a risk/reward analysis and a review of price/earnings ratios, growth estimates and return on invested capital. The Adviser's management analysis favors management with a proven track record, wide equity ownership and incentive programs.


Large Capitalization Growth and Income Fund

Strategy: In pursuing its goal, the Adviser uses methodologies very similar to those described above for Large Capitalization Growth Fund, except that it will manage the Large Capitalization Growth and Income Fund with a greater focus on dividends. The Fund is expected to have fewer holdings than Large Capitalization Growth Fund and may commit a larger portion of its assets to a single holding. Under normal market conditions, at least 65% of the total assets of the Fund's portfolio will be invested in the common stock of large capitalization companies, which the Fund defines as those having a market value capitalization in excess of $5 billion. The Fund may invest up to 10% of its net assets in equity securities of foreign growth companies which meet the criteria applicable to U.S. securities.

Growth and Income is managed with a sensitivity to incurring taxes Large Capitalization Growth and Income Fund seeks to minimize capital gains tax implications by applying a buy-and-hold approach to managing the portfolio.

Small Capitalization Equity Fund

Strategy: The Fund invests in common stock of small capitalization companies that have a market capitalization below $1.5 billion at the time of purchase. Under normal market conditions, at least 65% of the total assets of the Fund's portfolio will be invested in these securities. The Fund may also invest up to 10% of its net assets in foreign securities traded publically in the United States. The Adviser seeks companies that are undervalued in the market place, or that have earnings that are expected to grow faster than the U.S. economy. The Adviser also seeks stocks of companies whose expected growth rates exceed their current price-earnings ratio. Such companies typically possess a relatively high rate of return on invested capital so that future growth can be internally financed. They may offer the potential for accelerating earnings growth because they offer an opportunity to participate in new products, services and technologies. The Adviser also selects companies that have unique franchise opportunities, high barriers to competition, strong balance sheets and cash flows and superior management.


International Equity Fund

Fundamental Research--
A standard way to analyze the strength of a stock, this form of analysis focuses on the basic financial and operating strength of the company issuing the stock.

Strategy: Through fundamental research and a value screen, the Adviser identifies foreign equity securities determined to be underpriced. Through meetings with company management and on-site visits, the Adviser evaluates the company's recent price performance earnings estimate together with consensus sell-side analysts' estimates, cash flow, valuation multiples, the Fund's price targets and total return potential. The Adviser uses fundamental analysis to assess world economies and make projections regarding future trends in economic activity. The Adviser then determines whether it believes that current securities prices reflect these projected trends, selecting for purchase those securities whose near-term growth and long-term growth prospects are not perceived fully valued in the market place. The Adviser seeks to create a diversified portfolio of underpriced quality growth companies from higher growth regions of the world. The Adviser selects securities from foreign industrialized countries that comprise the Morgan Stanley Capital International EAFE Index (Europe, Australia and the Far East). The Fund may invest up to 20% of its total assets in common stocks of issuers located in emerging market nations. The Fund may also invest up to 35% of its total assets in debt securities.


Investment Securities and
Techniques Used by the Funds

Following is a table that indicates which types of securities are a:
P = Principal investment of a Fund; (shaded in chart)
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.

Securities in                                                   Large     Large Cap
which the                            Municipal          Cap     Growth    Small Cap  International
Funds Invest:                          Bond     Bond   Growth  & Income   Equity       Equity
Equity Securities                     N          N      P       P          P          P
Common Stocks                         N          N      P       P          P          P
Preferred Stocks                      N          A      A       A          A          A
Real Estate                           N          N      A       A          A          N
Investment Trusts
Warrants                              N          N      A       A          A          A
Fixed Income                          P          P      A       A          A          A
Securities
Treasury Securities                   A          P      A       A          A          A
Agency Securities                     A          P      A       A          A          A
Corporate Debt
Securities                            A          P      A       A          A          A
Commercial                            A          A      A       A          A          A
Paper
Demand                                A          A      A        A         N          N
Instruments
Taxable Municipal
Securities                            A          P      N       N          N          N
Mortgage Backed                       A          P      N       N          N          N
Securities
Collateralized                        A          A      N       N          N          N
Mortgage
Obligations
(CMOs)
Sequential                            A          A      N       N          N          N
CMOs
PACs, TACs &                          A          A      N       N          N          N
Companion
Classes
IOs and POs                           N          A      N       N          N          N




Securities in           Municipal  Bond  Large   Large Cap  Small Cap  International Equity
which the                 Bond            Cap     Growth     Equity
Funds Invest:                            Growth  & Income
Floaters                N          A     N       N          N          N
and Inverse
Floaters
Z Classes               N          A     N       N          N          N
and Residual
Classes
Asset Backed            A          A     N       N          N          N
Securities
Zero Coupon             A          A     A       A          A          A
Securities
Bank Instruments        A          A     A       A          A          A
Credit                  P          A     N       N          N          N
Enhancement
Convertible             N          A     A       A          A          A
Securities
Tax Exempt              P          A     N       N          N          N
Securities
General                 P          A     N       N          N          N
Obligation Bonds
Special                 P          A     N       N          N          N
Revenue Bonds
Private                 A          A     N       N          N          N
Activity Bonds
Tax Increment           A          A     N       N          N          N
Financing Bonds
Municipal Notes         A          A     N       N          N          N
Variable Rate           A          A     N       N          A          N
Demand
Instruments
Municipal               P          A     N       N          N          N
Leases
Foreign                 A          A     A       A          A          P
Securities
Depository              N          N     A       A          A          A
Receipts
Foreign                 N          N     N       N          N          A
Exchange
Contracts
Foreign                 A          A     N       N          N          A
Government
Securities



Securities in           Municipal  Bond  Large   Large Cap  Small Cap  International Equity
which the                 Bond            Cap     Growth     Equity         Municipal
Funds Invest:                            Growth  & Income                      Bond
Derivative              A          A      A       A          A          A
Contracts
Futures                 A          A      A       A          N          A
Contracts
Options                 A          A      A       A          A          A
Swaps                   N          A      N       N          N          N
Interest Rate           N          A      N       N          N          N
Swaps
Currency                N          A      N       N          N          N
Swaps
Caps & Floors           N          A      N       N          N          N
Total Return            N          A      N       N          N          N
Swaps
Hybrid                  N          A      N       N          N          N
Instruments
Special Transactions    A          A      A       A          A          A
Repurchase              A          A      A       A          A          A
Agreements
Reverse                 A          A      A       A          A          A
Repurchase
Agreements
Delayed                 A          A      A       A          A          A
Delivery
Transactions
To Be                   A          A      N       N          N          N
Announced
Securities
(TBAs)
 Dollar Rolls           A          A      N       N          N          N
Securities              A          A      A       A          A          A
Lending
Asset Coverage          A          A      N       N          N          N
Shares of               A          A      A       A          A          A
Other
Investment
Companies
Restricted              A          A     A       A          A          A
and Illiquid
Securities

Other securities and techniques used by the Funds to meet their respective goals are described in the Statement of Additional Information.
Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

The following describes the types of equity securities in which the Funds invest as noted in the chart.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

30-Day SEC Yield--

The Securities and Exchange Commission (SEC) has standardized this way to calculate the yield of a mutual fund. It is calculated by dividing the net investment income per share earned by the fund over a 30-day period by the share price on that date. The figure is compounded and annualized.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.


Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest as noted in the chart.

Investment Grade Bonds--

Corporate and municipal bonds rated within the top four categories (Baa or higher by Moody's or BBB or higher by Standard & Poor's) based on the issuer's ability to pay the interest and principal. Bonds rated lower are more speculative. U.S. Treasury and government agency bonds are not rated because the payment of principal and interest are guaranteed directly by the U.S. government or the issuing agency.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

ADR vs. Foreign-Listed Stocks

American Depositary Receipts (ADRs) are interests in underlying securities issued by a foreign company. Unlike other foreign securities, ADRs are:

 .traded in U.S. markets; and
 .denominated in U.S. dollars.
ADRs involve many of the same risks as investing directly in foreign securities.


A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.


Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


Foreign Securities

Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;

 .  the principal trading market for its securities is in another country; or

 . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Portfolio Turnover

The Large Capitalization Growth and Income Fund's approach to portfolio turnover has been discussed above. The following discussion relates to the other Funds.

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities in their portfolios will be sold whenever the Adviser believes it is appropriate to do so in light of each Fund's investment objective, without regard to the length of time a particular security may have been held. The rate of portfolio turnover for each Fund may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by a Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to a Fund's shareholders, are taxable to them. (Further information is contained in the Trust's Statement of Additional Information under the sections "Brokerage Transactions" and "Tax Information.") Nevertheless, transactions for each Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in a Fund's portfolio. A portfolio turnover rate exceeding 100% is considered to be high.


Principal Investment
Risks of
the Funds

Risks Related to Fixed Income Securities

Interest Rate Risks

 . Prices of fixed income securities rise and fall in response to changes in the interest paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. (If the bond was held to maturity, no loss or gain normally would be realized.)

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

 . Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Prepayment Risks

 . Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

Tax Risks

 . In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

 . Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Sector Risks

 . A substantial part of the Municipal Bond Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



Risks Related to Equity Securities

Stock Market Risks

 .  The value of equity securities in a Fund's portfolio will rise and fall.
   These fluctuations could be a sustained trend or a drastic movement and a Fund's share price may decline.

Risks Related to Investing for Growth

 . Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

 . Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

 . Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

 . Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital.
  These factors also increase risks and make these companies more likely to fail than companies with larger market capitalization.


The Euro Countries: The 11 countries initially participating in the euro currency are:
 .  Austria
 .  Belgium
 .  Finland
 .  France
 .  Germany
 .  Ireland
 .  Italy
 .  Luxembourg
 .  Netherlands
 .  Portugal
 .  Spain

Risks Related to Foreign Investing

Currency Risks

 . Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Euro Risks

 . A Fund may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of a Fund's investments.

 . With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.


Risks of Foreign Investing

 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

 . Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect a Fund's investments.

 .  Foreign financial markets may have fewer investor protections than U.S.
   markets. For instance, there may be less publicly available information about foreign companies, and the information that is available may be difficult to obtain or may not be current. In addition, foreign countries may lack financial controls and reporting standards, or regulatory requirements, comparable to those applicable to U.S. companies.

 . Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.


Year 2000 Readiness

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Funds.

While it is impossible to determine in advance all of the risks to a Fund, a Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities a Fund may purchase. However, this may be difficult with certain issuers. For example, Funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

The financial impact of these issues for a Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

What Shares Cost

An investor can purchase, redeem, or exchange shares, without a sales charge, any day the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open. Investors who purchase, redeem, or exchange shares through a financial intermediary may be charged a service fee by that financial intermediary. When a Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), otherwise known as a Fund's public offering price. NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open.

Trading in Foreign Securities

If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase, redeem or exchange shares. In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by a Fund's Board, although the actual calculation may be done by others.

Minimum Investment Amount

The required minimum initial investment for Fund shares is $10,000. Minimum investments for clients of financial intermediaries (such as brokers and dealers) will be calculated by combining all accounts maintained in a Fund by the intermediary. This prospectus should be read together with any account agreement maintained for required minimum investment amounts imposed by Fiduciary Trust Company International or its affiliates. The required minimum investment amount may be waived for employees of the Adviser or its affiliates.


Share Purchases

Shares of the Funds may be purchased through Fiduciary International, Inc. or through authorized broker/dealers. The Funds reserve the right to reject any purchase request. In connection with the sale of shares of the Funds, Edgewood Services, Inc. may, from time to time, offer certain items of nominal value to any shareholder or investor.

Through Fiduciary International, Inc.

To place an order to purchase shares of a Fund, an investor (except residents of Texas) may write or call Fiduciary International, Inc. Purchase orders must be received by Fiduciary International, Inc. before 3:00 p.m. (Eastern time) by calling 1-888-FIDUCIARY. Payment is normally required on the next business day. Payment may be made either by mail or by wire. Texas residents must purchase shares through Edgewood Services, Inc. at 1-800-356-2805.

By Mail

To purchase shares of a Fund by mail, send a check made payable to FTI Funds (and identify the appropriate Fund) to:

FTI Funds

c/o Federated Shareholder Services Company
P.O. Box 8609
Boston, MA 02266-8609

Orders by mail are considered received after payment by check is converted into federal funds. This is normally the next business day after the Fund receives the check.

By Wire

To purchase shares of a Fund by wire, call 1-888-FIDUCIARY. Representatives are available from 9:00 a.m. to 5:00 p.m. (Eastern time). Shares of the Funds cannot be purchased on holidays when wire transfers are restricted. Fiduciary Trust Company International is on-line with the Federal Reserve Bank of New York. Accordingly, to purchase shares of the Funds by wire, wire funds as follows:

Fiduciary Trust Company International
ABA #026007922
Credit:  Account Number 550000100
Further credit to:  (Name of Fund)
Re:  (customer name)

Payment by wire must be received by Fiduciary International, Inc. before 3:00 p.m. (Eastern time) on the next business day after placing the order.

Through Authorized Broker/Dealers

An investor may place an order through authorized brokers and dealers to purchase shares of a Fund. These brokers and dealers may designate others to receive purchase orders on the Funds' behalf. Shares will be purchased at the net asset value next calculated after the Fund receives the purchase request. A Fund will be deemed to have received a purchase order when an authorized broker or its designee receives the order. The order will be priced at the next calculated NAV after it is received by the Fund, the broker, or the broker's designee, as applicable. Purchase requests through authorized brokers and dealers must be received before 3:00 p.m. (Eastern time) in order for shares to be purchased at that day's NAV.

Through an Exchange

A shareholder may exchange shares of one Fund for shares of any of the other Funds in the Trust by calling 1-888-FIDUCIARY or by writing to Fiduciary International, Inc. Shares purchased by check are eligible for exchange after seven days.


How the Funds are Distributed/Sold

The Fund's Distributor, Edgewood Services, Inc., markets the shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Rule12B-1 Plan

The Trust has adopted a Rule 12b-1 Plan (Plan), which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' shares. The Trust has no present intention to activate the Plan and the Distributor has no present intention to collect any fees pursuant to the Plan. Once a Fund begins accruing the 12b-1 fee, Fund expenses will rise. If the Trust were to activate the Plan, it would be permitted to pay up to 0.75% of the average net assets of a Fund as a distribution fee to the Distributor and up to 0.25% of the average net assets of a Fund as a fee to Shareholder Services providers.


Redemptions and Exchanges

Tax Information on Redemptions and Exchanges:
Redemptions and exchanges are taxable sales.
Please consult with your tax adviser regarding your federal, state, and local tax liability.

By Telephone

To redeem or exchange shares of a Fund by telephone, call Fiduciary International, Inc. at 1-888-FIDUCIARY. An authorization form for telephone transactions must first be completed. If not completed with an investor's initial application, the forms can be obtained from the Funds. The Funds reserve the right to reject any exchange request. If you call before 3:00 p.m., you will receive a redemption amount based on the next calculated NAV. Although Fiduciary International, Inc. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

Through Authorized Broker/Dealers

Submit your redemption or exchange request to your broker by the end of regular trading on the NYSE(normally 4:00 p.m. Eastern time). These brokers and dealers may designate others to receive redemption and exchange requests on the Funds' behalf. A Fund will be deemed to have received a redemption or exchange request when an authorized broker or its designee receives the request. The redemption amount you receive is based upon the next calculated NAV after it is received by the Fund, the broker, or the broker's designee, as applicable.


By Mail

To redeem or exchange shares by mail send a written request to:

Federated Shareholder Services Company
P.O. Box 8609
Boston, MA 02266-8609

If share certificates have been issued, they should be sent by insured mail with the written request. You will receive a redemption amount based on the NAV on the day your written request is received in proper form.

All requests must include:

 .  Fund name, registered account name and number;

 .  amount to be redeemed or exchanged;

 .  signatures of all shareholders exactly as registered; and

 . if exchanging, the Fund name, registered account name and number into which you are exchanging.

Signature Guarantees

Signatures must be guaranteed if:

 .  a redemption is to be sent to an address other than the address of record;

 . a redemption is to be sent to an address of record that was changed within the last thirty days;

 .  a redemption is payable to someone other than the shareholder(s) of record;
   or

 . if exchanging (transferring) into another fund with a different shareholder registration.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.


Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

 .  to allow your purchase payment to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

Redemption in Kind

Although the Funds intend to pay redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of their respective portfolio securities.


Exchange Privileges

Investors may exchange shares of a Fund into shares of another Fund in the Trust or certain money market funds for which affiliates or subsidiaries of Federated serve as investment adviser and/or principal underwriter (Federated Money Funds). Exchanges are made at net asset value and none of the Funds impose additional fees on exchanges. To do this, an investor must:

 . complete an authorization form permitting a Fund to accept telephone exchange requests;

 .  meet any minimum initial investment requirements; and

 . receive a prospectus if the exchange is into a Federated Money Fund. Further information on the exchange privilege and prospectuses for the Federated Money Funds are available by contacting the Trust.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Trust may modify or terminate the exchange privilege at any time. The Trust's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to a Fund and other shareholders. If this occurs, the Trust may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing shares of other Funds.


Additional Conditions

Telephone Transactions

A Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.


Account and Share Information

Confirmation and Account Statements

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, dividends and capital gains paid. The Funds do not issue share certificates.


Dividends and Capital Gains

The Municipal Bond Fund and Bond Fund declare any dividends daily and pay them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

Dividend--
In a mutual fund, money paid to shareholders which the fund has earned from the income on its investments.

The Large Capitalization Growth Fund and Large Capitalization Growth and Income Fund declare and pay any dividends quarterly to shareholders. The Small Capitalization Fund and International Equity Fund declare and pay any dividends semi-annually to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.


Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount of $10,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.


Tax Information

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. For all Funds (except Municipal Bond Fund), Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund has held the securities on which gains are realized.

Capital Gain--
Profits realized on the sale of an investment. In a mutual fund, profits from the sale of securities in the fund's portfolio are usually distributed to shareholders annually.

With respect to Municipal Bond Fund, it is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Additionally, the Municipal Bond Fund may invest in obligations subject to the alternative minimum tax without limit. Shareholders should consult their own tax advisers. Whether or not dividends are exempt from federal income tax, they may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.

Fund distributions are expected to be as follows:


Fund                                   Distributions are
                                       expected to be primarily:
Municipal Bond Fund                    Dividends
Bond Fund                              Dividends
Large Capitalization Growth Fund       Capital Gains
Large Capitalization Growth            Capital Gains
& Income Fund
Small Capitalization Equity Fund       Capital Gains
International Equity Fund              Capital Gains



Shareholders are urged to consult their own tax advisers regarding the status of their accounts under federal, state, local, and foreign tax laws, including treatment of distributions as income or return of capital.

Capital Gains Considerations for Municipal Bond Fund, Bond Fund, Large Capitalization Growth Fund, and Large Capitalization Growth and Income Fund

Each of these Funds is the successor of one or more common trust funds ("CTFs" ) previously managed by Fiduciary Trust Company International ("FTCI"). These Funds acquired the portfolio securities of the CTFs in a tax-free transaction, and therefore, will calculate the gain or loss upon sale of those securities based on the CTF's original purchase cost of the security. Because many of the CTFs' securities had risen in value before being acquired by the Funds, unusually large capital gains may be realized by the Funds (and distributed to shareholders) when the Funds sell these securities. As noted, shareholders must pay taxes on capital gains distributions.

Management of FTI Funds

The Board of Trustees governs the Trust. The Board selects and oversees the Adviser, Fiduciary International, Inc. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Two World Trade Center, New York, New York 10048-0772.

Advisory Fees

The Adviser receives an annual investment advisory fee equal to 0.50% of each of Municipal Bond Fund's and Bond Fund's respective average daily net assets, 0.75% of each of Large Capitalization Growth Fund's and Large Capitalization Growth and Income Fund's respective average daily net assets, and 1.00% of each of the Small Capitalization Equity Fund's and International Equity Fund's respective average daily net assets. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser can terminate this voluntary waiver of expenses at any time with respect to a Fund at its sole discretion.

The Investment Adviser's Background

Fiduciary International, Inc. ("FII") is a New York corporation that was organized in 1982 as Fir Tree Advisers, Inc. FII is a wholly-owned subsidiary of Fiduciary Investment Corporation, which, in turn, is a wholly-owned subsidiary of FTCI. FTCI has more than 60 years of investment management experience, including more than 30 years experience in managing pooled investment vehicles which invest in the international markets. FTCI is a New York state-chartered bank specializing in investment management activities. As of December 31, 1998, FTCI had total assets under management of approximately $45 billion. These assets included investments managed for individuals and institutional clients, including employee benefit plans of corporations, public retirement systems, unions, endowments, foundations and others.

FII was formed to act as investment adviser to mutual funds. The Adviser has three clients which are registered investment companies and one client which is a collective fund established by a limited purpose trust company. Assets under management as of December 31, 1998 were $779.5 million.

FII is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser and its officers, affiliates, and employees may act as investment managers for parties other than the Trust, including other investment companies.


Portfolio Managers for FTI Funds

Municipal Bond Fund

Ronald Sanchez and Jon S. Mastrandrea have been primarily responsible for the day-to-day investment management of the Municipal Bond Fund since its inception, December 11, 1998. Mr. Sanchez, Certified Financial Analyst and Senior Vice President of FTCI, is a manager of tax-exempt fixed income portfolios. Mr. Sanchez received a B.S. degree from C.W. Post College. He joined FTCI in 1993 with six years prior experience as a fixed income portfolio manager with Public Service Mutual Insurance Company. Mr. Mastrandrea, Vice President of FTCI, is a manager of tax exempt fixed income portfolios. Mr. Mastrandrea received a B.A. degree from State University of New York at Binghamton, attended Brunel University, London, England, and received an M.B.A. from the Stern School of Business, New York University. He joined FTCI in 1998 with twelve years experience in tax-exempt financing and was most recently an executive director at CIBC-Oppenheimer in their public finance division.

Bond Fund

Michael Rohwetter and Michael Materasso have been primarily responsible for the day-to-day investment management of the Bond Fund since its inception, December 11, 1998. Mr. Rohwetter, Senior Vice President of FTCI, is a manager of institutional domestic fixed income portfolios. Mr. Rohwetter received a B.B.A. degree from Pace University. He joined FTCI in 1983 from the New York Mercantile Exchange. Mr. Materasso, Senior Vice President of FTCI, is head of the Domestic Fixed Income Group. He is a member of the Global Investment Committee and Investment Policy Committee. Mr. Materasso received a B.A. degree from Baruch College. He joined FTCI in 1988 with sixteen years experience at Chase Manhattan Bank, Sterling National and Glickenhaus & Co.


Large Capitalization Growth Fund

Thomas Dempsey, Coleen Barbeau, and John Hartz have been primarily responsible for the day-to-day investment management of the Large Capitalization Growth Fund since its inception, December 11, 1998. Mr. Dempsey, Vice President of FTCI, is responsible for managing institutional portfolios in the large capitalization growth equity sector.Mr. Dempsey received a B.A. degree from Georgetown University in 1988, and joined FTCI the same year. Mr. Dempsey was previously responsible for the sales and marketing of all of Fiduciary Trust's institutional equity products. Ms. Barbeau, Senior Vice President of FTCI, is responsible for managing institutional and individual portfolios. She is a member of the Global Investment Committee, Investment Policy Committee and Co-chair of the Large Capitalization Equity Committee. Ms. Barbeau received a B.A. degree from Montclair University in 1981. Prior to joining FTCI in 1983, she was with Shearson/American Express. Mr. Hartz, Senior Vice President of FTCI, manages institutional large capitalization equity portfolios. Mr. Hartz received a B.A. degree from Trinity College in 1959 and an M.B.A. from Columbia Business School in 1962. Prior to joining FTCI in 1987, he was an investment manager for 26 years at several leading institutions, most recently as vice president of the Investment Advisory Division of MONY Financial Services. He is a member of the Investment Policy Committee and Co-chair of the Large Capitalization Committee.

Large Capitalization Growth and Income Fund

S. Mackintosh Pulsifer and Carl Scaturo have been primarily responsible for the day-to-day investment management of the Large Capitalization Growth and Income Fund since its inception, December 11, 1998. Mr. Pulsifer, Senior Vice President of FTCI, manages individual and trust portfolios and is a member of the Investment Policy Committee. Mr. Pulsifer received an A.B. degree from Bowdoin College and an M.B.A. from New York University Graduate School of Business Administration. He joined FTCI in 1988 after 15 years of investment experience with a New York City based private, independent investment counseling firm. Mr. Scaturo, Senior Vice President of FTCI, is responsible for managing individual and trust portfolios. Mr. Scaturo received a B.A. degree in Business Administration from the University of Southern Connecticut in 1985 and is presently attending New York University. Prior to joining FTCI in 1990, he was with Citibank.

Small Capitalization Equity Fund

Helen Degener, Grant Babyak and Yvette Bockstein are primarily responsible for the day-to-day investment management of the Small Capitalization Equity Fund. Ms. Degener, Senior Vice President of FTCI, has managed the Fund since its inception, December 22, 1995, and, along with Mr. Babyak and Ms. Bockstein, serves on its Small Cap Investment Committee. Ms. Degener has been with FTCI since 1994 during which time she has managed individual and institutional portfolios in small cap and special situation sectors. Prior to FTCI, she spent thirteen years at Morgan Guaranty Trust Company as a Vice President and manager of several small capitalization equity funds. Mr. Babyak is a Senior Vice President of FTCI and has been with the Adviser since 1996 managing individual and institutional portfolios in small cap and special situation sectors. Prior to joining Fiduciary, Mr. Babyak worked for six years at Avatar Associates as an institutional portfolio manager and two years at United States Trust Company as an analyst. Ms. Bockstein, Senior Vice President of FTCI, has been with the Adviser since 1978, and manages institutional and individual portfolios in the small capitalization and special situations sectors.

International Equity Fund

Steven Miller, Sheila Coco, and William Yun have been primarily responsible for the day-to-day investment management of the International Equity Fund since its inception, December 22, 1995. Mr. Miller joined FTCI in 1994 and is a Senior Vice President responsible for managing institutional portfolios. Previously, he had spent seven years with Vital Forsikring, a Norwegian life insurance company, and Heller Financial. Ms. Coco and Mr. Yun are both Executive Vice Presidents of FTCI and Chartered Financial Analysts. Along with Mr. Miller, they serve on the Adviser's Global Investment Committee. Ms. Coco has been with FTCI since 1980 with responsibility for institutional global equity accounts and had previously spent four years in the investment division of Morgan Guaranty Trust Company. Mr. Yun joined Fiduciary in 1992, managing institutional global equity accounts and has nine years of prior investment experience with CB Commercial Holdings, The First Boston Corp. and Blyth Eastman Paine Webber, Inc. He is a member of the New York Society of Security Analysts.


Financial Information

Financial Highlights

(For a share outstanding thoughout each period)

The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 20, 1999, on the Fund's financial statements for the period ended November 30, 1998, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge.


                                                                                                Distributions
                                      Net         Net Realized                                    from Net
                                   Investment    and Unrealized                                 Realized Gain
                      Net Asset     Income/      Gain/(Loss) on                Distributions   on Investments
                       Value,         (Net         Investments    Total from      from Net       and Foreign
Year Ended            Beginning    Operating       and Foreign    Investment     Investment       Currency
November 30,          of Period      Loss)          Currency      Operations       Income       Transactions
Small
 Capitalization Fund
1996(a)                  $10.00   (0.04)           2.12           2.08              --               --
1997                     $12.08   (0.09)           2.38           2.29              --               --
1998                     $14.37   (0.15)(b)        (0.61)        (0.76)             --            (0.35)
International
 Equity Fund
1996(a)                  $10.00   0.01(b)           0.99          1.00           (0.01)              --
1997                     $10.99   0.02              1.39          1.41           (0.20)              --
1998                     $12.20   0.04              1.73          1.77           (0.12)              --

(a) Reflects operations for the period from December 22, 1995 (start of performance) to November 30, 1996.
(b) Per share information is based on average shares outstanding. (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(d)  Computed on an annualized basis.
(e) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.



                                                                   Ratios Average Net Assets
                                                                             Expense
                      Net Asset                                              Waiver/
                       Value,                                   Net           Reim-      Net Assets,
Total                  End of      Total                    Investment       burse-     End of Period   Portfolio
Distributions          Period    Return(c)    Expenses        Income         ment(e)    (000 omitted)    Turnover

--                       $12.08   20.80%    1.50%(d)      (0.68%)(d)       1.51%(d)     $19,318          94%
--                       $14.37   18.96%        1.50%     (0.89%)          0.24%        $40,505         111%
(0.35)                   $13.26   (5.34%)       1.50%     (1.08%)          0.01%        $46,233         158%
(0.01)                   $10.99   10.04%        1.68%(d)   0.05%(d)        3.05%(d)     $12,065          29%
(0.20)                   $12.20   13.01%        1.60%      0.13%           0.13%        $40,869          55%
(0.12)                   $13.85   14.61%        1.39%      0.27%           0.10%        $74,445          68%

FTI Municipal Bond Fund

FTI Bond Fund

FTI Large Capitalization Growth Fund

FTI Municipal Bond Fund

FTI Bond Fund

FTI International Equity Fund

Portfolios of FTI FUNDS

A Statement of Additional Information (SAI) dated March 31, 1999 contains additional information about the Funds and is incorporated by reference into this prospectus. Additional information about the FTI Small Capitalization Equity Fund's and International Equity Fund's investments is available in the Funds' annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, the annual report and other information without charge, call your investment professional or the Funds at 1-888-FIDUCIARY.

Internet Address:  www.fiduciarytrust.com

You can obtain information about the Funds (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Not part of the Prospectus

FTI Funds
FTI Municipal Bond Fund
FTI Bond Fund
FTI Large Capitalization
 Growth Fund
FTI Large Capitalization
 Growth and Income Fund
FTI Small Capitalization
 Equity Fund
FTI International Equity Fund

Cusip 302927504 MBF Cusip 302927603 BF Cusip 302927702 LCGF Cusip 302927801
LCGIF Cusip 302927108 SCEF Cusip 302927207 IEF

G01548-04(3/99)  811-7369